Segment Information (Details) - Schedule of Company Revenue - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue from External Customer [Line Items]
Total	$ 9,218,459	$ 7,503,520
Cable and wire harness [Member]
Revenue from External Customer [Line Items]
Revenue	8,604,502	6,887,303
Connectors [Member]
Revenue from External Customer [Line Items]
Revenue	$ 613,957	$ 616,217